Revenue (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021
Revenue (Details) [Line Items]
Company revenue percentage				29.50%
Accounts receivable percentage	57.90%
Revenues recognized (in Dollars)	$ 1,483,827	$ 909,382	$ 2,106,485	$ 249,084
Number of customers			2
Ownership percentage					100.00%
One customer [Member]
Revenue (Details) [Line Items]
Company revenue percentage	28.50%	31.10%	30.00%
Accounts receivable percentage			61.40%	32.10%
Number of customers				1
Ownership percentage			61.40%
Two customers [Member]
Revenue (Details) [Line Items]
Company revenue percentage	22.10%	23.80%	16.10%
Accounts receivable percentage			10.80%	14.10%
Number of customers			2
Ownership percentage			10.80%
Three customers [Member]
Revenue (Details) [Line Items]
Accounts receivable percentage	15.90%			11.70%
Number of customers				3